Exhibit 99.1

KPMG LLP
Bay Adelaide Centre	Telephone (416) 777-8500
Suite 4600	Fax (416) 777-8818
333 Bay Street	www.kpmg.ca
Toronto, ON
M5H 2S5

INDEPENDENT ACCOUNTANTS’ REPORT ON APPLYING AGREED-UPON PROCEDURES

Institutional Mortgage Securities Canada Inc. (“the Company”),
RBC Dominion Securities Inc.
National Bank Financial Inc.
TD Securities Inc.
BMO Nesbitt Burns Inc.
Casgrain & Company
CIBC World Markets Inc., and
Laurentian Bank Securities Inc

(each as “Agent”) (collectively, the “Specified Parties”)

Re: Institutional Mortgage Securities Canada Inc. Commercial Mortgage Pass-Through Certificates, Series 2016-7 – Loan File Procedures

We have performed the agreed upon procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with the certain information pertaining to the mortgage loan and the related mortgaged properties which we were informed are to be included as collateral in the offering of the Commercial Mortgage Pass-Through Certificates, Series 2016-7 by the Company. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•
The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•	The term “rounding” means that amounts and percentages were within $1.00 and 0.1%, respectively.

•
The phrase “Data File” means the combined electronic data file provided to us by the Company on October 6, 2016 containing information with respect to thirty-eight mortgage loans (“Mortgage Loans”) and the related mortgaged properties (“Mortgaged Properties”).

•	The phrase “Cut-Off Date” means October 1, 2016, as provided by the Company.

•	The phrase “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.

KPMG LLP is a Canadian limited liability partnership and a
member firm of the KPMG network of independent member
firms affiliated with KPMG International Cooperative (“KPMG
International”), a Swiss entity. KPMG Canada provides services to KPMG LLP.

Institutional Mortgage Securities Canada Inc. October 7, 2016

•
The phrase “Loan File” means the copies of source documents made available by the Company and listed in Attachment A., Royal Bank of Canada (“RBC”) and Trez Commercial Finance Limited Partnership (“TCFLP”).

•	The phrase “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform re-computation procedures and listed in Attachment B.

•	The phrase “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company, RBC and TCFLP.

The Company, RBC, and TCFLP are responsible for the information contained in the Data File and Loan File.

For those Compared Attributes with the Source Document indicated as “Provided by the Company or Provided by RBC or Provided by TCFLP” in Attachment A, we were instructed by the Company, RBC, and TCFLP to assume the attribute is accurate and not perform any procedure.

We were instructed by the Company to perform the agreed-upon procedures on the Mortgage Loan and all related Mortgaged Properties in the Data File.

A.
For the Mortgage Loan and related Mortgaged Properties in the Data File, we compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized in Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.
Using (i) certain information in the Data File, (ii) the Calculation Methodology and (iii) the Instructions, we recomputed the Recomputed Attributes for the Mortgage Loan and related Mortgaged Properties listed in the Data File and compared the results of our re-computations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement, except for the following:

Attribute	Property Control Number	Property Name	Per Contributors	Per KPMG
NCF Debt Yield at Origination	13	Duke of Devonshire	10.47%	11.44%

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not conduct an audit, examination or review, the objectives of which would be the expression of an opinion or conclusion on the Data Tape. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to light that would have been reported to you.

2

Institutional Mortgage Securities Canada Inc. October 7, 2016

The agreed-upon procedures performed were applied based on the methodologies, instructions, assumptions and information indicated in the mortgage files and related data files and/or set forth herein, without verification or evaluation of such methodologies, assumptions and information by us; therefore we express no opinion or any other form of assurance regarding (1) the reasonableness of the methodologies, assumptions, or projected outcomes provided by the Specified Parties or herein, (2) the physical existence of the Specified Mortgages or as to the conformity of their respective characteristics with those assumed for the purposes of comparisons or computations described herein; (3) the reliability or accuracy of the data and documents furnished to us by the Specified Parties which were used in our procedures; (4) the adequacy of the disclosures in the documents furnished to us by the Specified Parties as to whether any of the statements expressed herein omit any material facts; or (5) matters of legal interpretation.

The agreed-upon procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements; (ii) the value of collateral securing any such Mortgage Loans being securitized; (iii) the compliance of the related originator of the Mortgage Loans with federal, provincial, and local laws and regulations; or (iv) any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with the applicable terms and conditions.  The agreed-upon procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

These agreed-upon should not be taken to supplant any additional enquiries or procedures that you would undertake in your consideration of the proposed offering.

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

Our report is intended solely for the use of the Specified Parties, each of whom have in writing agreed to the procedures and taken responsibility for the sufficiency of the procedures for their purposes, as described above. You have authorized us to provide a copy of our report to each Agent.

Chartered Professional Accountants, Licensed Public Accountants
October 7, 2016
Toronto, ON

3

Attachment A

Compared Attributes

Attribute	Source Document
Property Type	Appraisal
Property Address	Title Policy/Title Insurance Policy
Property City	Title Policy/Title Insurance Policy
Property Province	Title Policy/Title Insurance Policy
Property Postal Code	Provided by the Company, Canada Post for RBC and TCFLP
Reconciled Appraised Value	Appraisal
Appraisal Value Date	Appraisal
Environmental Report Type	Environmental Report
Environmental Report Analysis Date	Environmental Report
Engineering Firm	Engineering Report
Engineering Date	Engineering Report
Site Inspection Date	Site Inspection Report
Property Size (Acres)	Appraisal/Underwriting Summary/Environmental Report/Engineering Report (rounded to two decimal points)
Year Built	Appraisal/Engineering Report
Year Renovated	Provided by the Company, Underwriting Summary for TCFLP and RBC
# of Stories	Appraisal/Engineering Report/Underwriting Summary
Net Rentable Area	Derived from rent roll (rounded to nearest unit)/if hospitality, Occupancy Report/Operating Statement/Appraisal
Net Rentable Area/Units- Measure	Provided by the Company. For RBC and TCFLP, most recent Rent Roll/Appraisal
Occupied Rentable Area	Derived from rent roll (rounded to nearest unit), if applicable to property type
Rent Roll Date	Rent roll/Occupancy Reports/Operating Statement
Largest Tenant Name	Rent Roll
Largest Tenant Square Feet	Rent Roll (rounded to nearest unit)
Largest Tenant Expiration Date	Rent Roll
2nd Largest Tenant Name	Rent Roll
2nd Largest Tenant Square Feet	Rent Roll (rounded to nearest unit)
2nd Largest Tenant Expiration Date	Rent Roll
3rd Largest Tenant Name	Rent Roll
3rd Largest Tenant Square Feet	Rent Roll (rounded to nearest unit)
3rd Largest Tenant Expiration Date	Rent Roll
YR3 Net Operating Income	Underwriting Summary
YR3 Net Cash Flow	Underwriting Summary
YR2 Net Operating Income	Underwriting Summary
YR2 Net Cash Flow	Underwriting Summary
YR1 Net Operating Income	Underwriting Summary

Attachment A

Attribute	Source Document
YR1 Net Cash Flow	Underwriting Summary
YR0 (U/W) Net Operating Income	Underwriting Summary
YR0 (U/W) Net Cash Flow	Underwriting Summary
YR0 (U/W) Replacement Reserves (or FF& E for Hotel)	Underwriting Summary
YR0 (U/W) Effective Gross Income	Underwriting Summary
YR0 (U/W) Total Expenses	Underwriting Summary
Name of Borrower(s)	Mortgage Agreement/Hypothec/Loan Commitment/Loan Assumption Agreement
Borrower Entity Type	Solicitor Loan Summary/Officer’s Certificate
Name of Indemnitor(s) (including Borrower(s))	Indemnity Agreement/Loan Commitment/Guarantee Agreement/Solicitor Loan Summary
Is Borrower a single asset entity, as identified by Lender? Y/N/Unknown	Solicitor Loan Summary/Financial Statements
Is Borrower a Canadian resident entity? Y/N	Solicitor Loan Summary/Officer’s Certificate
Subordinate debt secured by the Property? Y/N	Subordination & Standstill Agreement/Solicitor Loan Summary when not secured
Amount of subordinate debt outstanding ($)	Subordination & Standstill Agreement/Amortization Schedule
If related, name and relationship of Borrower/Principal on other IMC loans in same securitization, as identified by Lender	Solicitor Loan Summary/Underwriting Summary
Is this Loan cross- collateralized and cross- defaulted with other loans in the same securitization? Y/N	Crossed 2nd Mortgage and Partial Release of Cross-Collateralization/Cross-Default Agreement/Solicitor Loan Summary/Loan Commitment/Mortgage Agreement/Hypothec
If crossed, name(s) of other crossed loans	Crossed 2nd Mortgage and Partial Release of Cross-Collateralization and Cross-Default Agreement if applicable,/Solicitor Loan Summary when not crossed/Loan commitment/Mortgage Agreement/Hypothec
Does Property consist in whole/in part of a leasehold interest? Y/N	Title Insurance Policy/Ground Lease/Solicitor Loan Summary
Lock Box requirement? Y/N	Loan Commitment/Solicitor Loan Summary
Any Recourse (excluding carve-outs)/Guarantee? Y/N	Loan Commitment/Guarantee Agreement
To whom does Lender have Recourse (names, including Borrower, if applicable)	Guarantee Agreement/Loan Commitment/Loan Assumption Agreement/Indemnity Agreement/Solicitor Loan Summary
Amount of Recourse to each Recourse Party specified in Loan Documents (100%, 50%, dollar limited, etc.)	Guarantee Agreement/Loan Commitment/Rate Lock/Mortgage Agreement/Hypothec
Immediate Replacement Reserve ($)	Rate Lock/Solicitor Loan Summary/Loan Commitment/Servicing Escrow Reserve Holdback Report

Attachment A

Attribute	Source Document
Immediate Repair Reserve ($)	Rate Lock/Solicitor Loan Summary/Loan Commitment/Servicing Escrow Reserve Holdback Report
Immediate Environmental Reserve ($)	Rate Lock/Solicitor Loan Summary/Loan Commitment
Immediate Debt Service Reserve ($)	Rate Lock/Solicitor Loan Summary/Loan Commitment
Immediate Realty Tax Reserve ($)	Rate Lock/Solicitor Loan Summary/Loan Commitment/ Servicing Escrow Reserve Holdback Report
Immediate Lease Reserve ($)	Rate Lock/Solicitor Loan Summary/Loan Commitment/Servicing Escrow Reserve Holdback Report
Immediate Other Reserve ($)	Rate Lock/Solicitor Loan Summary/Loan Commitment
Immediate Other Reserve - Type/Description	Rate Lock/Solicitor Loan Summary/Loan Commitment
Monthly Replacement Reserve ($)	Rate Lock /Solicitor Loan Summary/Loan Commitment
Monthly Repair Reserve ($)	Rate Lock/Solicitor Loan Summary/Loan Commitment
Monthly Environmental Reserve ($)	Rate Lock/Solicitor Loan Summary/Loan Commitment
Monthly Debt Service Reserve ($)	Rate Lock/Solicitor Loan Summary/Loan Commitment
Monthly Realty Tax Reserve ($)	Rate Lock/Loan Assumption Agreement/Solicitor Loan Summary/Loan Commitment
Monthly Lease Reserve ($)	Rate Lock/Loan Assumption Agreement/Solicitor Loan Summary/Loan Commitment
Monthly Other Reserve ($)	Rate Lock/Loan Assumption Agreement/Solicitor Loan Summary/Loan Commitment
Monthly Other Reserve - Type/Description	Rate Lock/Solicitor Loan Summary/Loan Commitment
Loan Purpose	Provided by the Company and RBC, Loan Commitment for TCFLP
Day count	Amortization Schedule
Mortgage Interest Rate - Fixed/Variable	Provided by the Company/Loan Commitment for RBC and TCFLP
Closing / Funding Date	Solicitor Loan Summary/Rate Lock/Borrower Rate Lock Confirmation
First Payment Date	Mortgage Agreement/Hypothec/Loan Commitment
Payment Date Grace Period	Mortgage Agreement/Hypothec/Solicitor Loan Summary
Loan Amount	Mortgage Agreement/Hypothec/Final/Draft Participation Agreements for the Pooled Pari Passu mortgages/Loan Commitment (rounded to 2 decimal points)/Amortization Schedule
Semi-Annual, not in advance Interest Rate	Mortgage Agreement/Hypothec/Rate Lock/Loan Commitment (rounded to 3 decimal points)/Amortization Schedule
Administrative Cost Rate	Provided by the Contributors
Monthly Blended Principal and Interest Payment	Mortgage Agreement/Hypothec;/if Pari Passu, Participation Agreement/Amortization Schedule
Optional Prepayment in Months (OPD Months)	Mortgage Agreement/Hypothec/Solicitor Loan Summary/Loan Commitment
Maturity Date (actual per Mortgage)	Mortgage Agreement/Hypothec

Attachment A

Attribute	Source Document
Optional Prepayment Date (OPD Date)	Mortgage Agreement/Hypothec/Solicitor Loan Summary/Loan Commitment
OPD Start Date, if applicable	Mortgage Agreement/Hypothec/Solicitor Loan Summary/Loan Commitment
Amortization Description (Balloon, IO - Balloon, Interest Only, ARD, IO - ARD/Fully Amortizing)	Solicitor Loan Summary/Loan Commitment
Final Prepay Description (Defeasance/Yield Maintenance/Defeasance/Yield Maintenance/Defeasance, then Defeasance/Yield Maintenance)	Solicitor Loan Summary/Loan Commitment/Mortgage Agreement/Hypothec
Defeasance Begin Date	Recalculated based on terms in individual mortgages.
Yield Maintenance Spread (0%, -0.5%, -1.0%, etc.)	Mortgage Agreement/Hypothec/Loan Commitment
Defeasance Fee (expressed as %/N/A)	Loan Agreement/Mortgage/Loan Commitment
Closed Period (excluding Yield Maintenance and/or Defeasance and expressed as # of payment dates, excluding Maturity Date)	Solicitor Loan Summary/Loan Commitment
Closed End Date (day prior to Closed/Defeasance End Date/N/A for Yield Maintenance Loans)	Solicitor Loan Summary/Mortgage Agreement/Hypothec
Non-Penalty Open Period (expressed as # of payment dates, including the Maturity Date)	Solicitor Loan Summary/Loan Commitment
Yield Maintenance End Date	Mortgage Agreement/Hypothec/Loan Commitment
Yield Maintenance Begin Date	Mortgage Agreement/Hypothec/Loan Commitment
Type of YM collateral, if applicable	Mortgage Agreement/Hypothec/Loan Commitment
Cut-Off Date (Paid Through Date)	Provided by the Contributors
Priority of Lender's Security	Title Policy/Title Insurance Policy/Solicitor Loan Summary
Ground Lease expiration date (excluding renewals)	Ground Lease/Appraisal/Solicitor Loan Summary
Prepayment Restrictions (completed by Lender)	Solicitor Loan Summary/Mortgage Agreement/Hypothec
Fee, Leasehold,/Fee & Leasehold	Title Insurance Policy/Ground Lease/Lease/Solicitor Loan Summary
Number of separately assessed income-producing properties, as identified by Lender	Solicitor Loan Summary/Appraisal/Title Insurance Policy/Tax Certificate
Step-up interest Rate	Provided by the Company /Mortgage Agreement/Hypothec

Attachment A

Attribute	Source Document
Revised Rate (Semi-Annual Compounding)	Provided by the Company
Loan Originator	Loan Commitment/Underwriting Summary/Mortgage Sale and Administration Agreement
Loan Documents permit future subordinate debt? Y/N	Mortgage Agreement/Hypothec/Loan Commitment/Subordination & Standstill Agreement/Commitment Letter/Solicitor Loan Summary
Zoning/use and setbacks (Title Insurance / Zoning Review Results)	Solicitor Loan Summary/Appraisal
If related, name(s) of other related loan(s)	Solicitor Loan Summary/Underwriting Summary
Is this Loan related to other loans in same securitization, as identified by Lender	Solicitor Loan Summary/Underwriting Summary
Is Property a Condominium unit(s)/Strata Title? Y/N	Title Insurance Policy/Solicitor Loan Summary
If crossed, do Loan Documents allow Borrower to obtain release of Property from cross-collateralization? Y/N/N/A	Solicitor Loan Summary/Mortgage Agreement/Hypothec/Loan Commitment
If Loan Documents permit Borrower to obtain release of Property from cross- collateralization, describe release provisions	Solicitor Loan Summary/Mortgage Agreement/Hypothec/Loan Commitment
Beneficial Owner(s) who are parties to the Loan Documents, if any	Beneficial Owner Agreement/Loan Commitment/Loan Assumption Agreement/Solicitor Loan Summary
Yield Maintenance Minimum	Mortgage Agreement/Hypothec/Loan Commitment
Interest Adjustment Date	Mortgage Agreement/Hypothec/Loan Commitment
Name of Property Manager/indicate Self- Managed. Additionally, if Hotel, name of Hotel Franchisor
Property Management Agreement/Loan & Property Information Form. KPMG was instructed by IMSCI that If above source documents do not explicitly state self-managed/Property Manager name, it is a self-managed property.

Renewal Loan Y/N	Provided by the Company /Underwriting Summary
Is Mortgage Due on Sale of the Property Y/N	Mortgage Agreement/Hypothec
Mortgage Due on Encumbrance Y/N	Mortgage Agreement/Hypothec
Appraisal Cap Rate	Appraisal
Is existing subordinate debt subject to standstill provisions? Y/N	Subordination & Standstill Agreement/Solicitor Loan Summary when no existing subordinate debt
Nature of subordinate security	Subordination & Standstill Agreement/Commitment Letter/Solicitor Loan Summary
Any provision in Loan Documents allowing Borrower to substitute new Property as collateral for existing Property collateral (other than defeasance) Y/N	Mortgage Agreement/Hypothec/Loan Commitment

Attachment A

Attribute	Source Document
If future subordinate debt permitted, detail Lender consent, LTV/DSCR and Subordination and Standstill Agreement requirements	Loan Commitment/Solicitor Loan Summary
Interest Only Period (months), if applicable	Mortgage Agreement/Hypothec
Type of defeasance collateral, if applicable	Mortgage Agreement/Hypothec/Loan Commitment
If Yield Maintenance Loan, when is voluntary Prepayment permitted? Payment Due Date Only / Any Time / Any Time with interest payable to next Payment Date / N/A	Mortgage Agreement/Hypothec/Loan Commitment
If Yield Maintenance Loan, is voluntary Prepayment permitted in whole/in part? Whole Only / Whole/in Part / N/A	Mortgage Agreement/Hypothec/Loan Commitment
Remaining Interest Only Period (Months)	Mortgage Agreement/Hypothec
Pari Passu?	Participation Agreement (Draft/Final)
If Pari Passu, initial/balance?	Participation Agreement (Draft/Final)
Pari Passu %	Participation Agreement (Draft/Final)/Amortization Schedule
If Balance, name of Pool Code of initial	Participation Agreement (Draft/Final),
B-Note (Yes/No)	Solicitor Loan Summary/Participation Agreement
YR 3 Operating Statement Date	Operating Statement
YR 2 Operating Statement Date	Operating Statement
YR 1 Operating Statement Date	Operating Statement
Any Springing Reserves required?	Solicitor Loan Summary
Whole Loan Amount	Mortgage Agreement/Hypothec/Loan Commitment/Participation Agreement/Amortization Schedule (rounded to 2 decimal points)
Whole Loan Monthly Payment	Mortgage Agreement/Hypothec/Rate Lock /Participation Agreement/Amortization Schedule/Loan Commitment (rounded to 2 decimal place)
YR3 Year of Financial	Underwriting Summary
YR2 Year of Financial	Underwriting Summary
YR1 Year of Financial	Underwriting Summary
YR3_Physical Occupancy	Rent Roll/Underwriting Summary
YR2_Physical Occupancy	Rent Roll/Underwriting Summary
YR1_Physical Occupancy	Rent Roll/Underwriting Summary
YR3 Net Cash Flow	Underwriting Summary
YR2 Net Cash Flow	Underwriting Summary
YR1 Net Cash Flow	Underwriting Summary

Attachment B

Calculated Fields

Attribute	Calculation Methodology
Largest Tenant Total annualized UW Base Rent	1) Recomputed by using monthly base rent per rent roll multiplied by 12 or 2) monthly base rent per SF per rent roll multiplied by occupied SF per rent roll then multiplied by 12.
2nd Largest Tenant Total annualized UW Base Rent	1) Recomputed by using monthly base rent per rent roll multiplied by 12 or 2) monthly base rent per square foot per rent roll multiplied by occupied square foot per rent roll then multiplied by 12.
3rd Largest Tenant Total annualized UW Base Rent	1) Recomputed by using monthly base rent per rent roll multiplied by 12 or 2) monthly base rent per square foot per rent roll multiplied by occupied square foot per rent roll then multiplied by 12.
Annual UW Base Rent
1) Recomputed by using monthly base rent per rent roll multiplied by 12 or 2) monthly base rent per square foot per rent roll multiplied by occupied square foot per rent roll then multiplied by 12 or 3) compared to Underlying Summary

Physical Occupancy	Recomputed using Occupied Rentable Area divided by Net Rentable Area.
Annual Debt Service	Recomputed by using Monthly Blended Principal and Interest multiplied by 12.
Balloon Amount
Recomputed using the Loan Amount, Amortization Description, Daycount, Optional Prepayment in Months, Interest Only Period (months), First Payment Date, Semi-Annual, not in advance Interest Rate and Monthly Blended Principal and Interest Payment. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.

Final Amortization Term in Months	If Amortization term on rate lock confirmation stated in years, recompute by multiplying stated term by 12 months. If not, compare directly.
Interest Rate - Monthly Compounding	Recomputed using Semi-Annual, not in advance Interest Rate.
Net Monthly Mortgage Rate	Recomputed using monthly compounding Interest Rate subtracted by Administrative Cost Rate.
Cut-Off Date Balance
1) Recomputed using the Loan Amount, Amortization Description, Daycount, Cut-Off Date (Paid Through Date), Interest Only Period (months), First Payment Date, Semi-Annual, not in advance Interest Rate and Monthly Blended Principal and Interest Payment.  Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collection. Or 2) compared to Amortization Schedule

Current Balance Per Square Foot, Unit, Pad/Room	Recomputed by dividing Cut-off Date Balance by Square foot, Unit, Pad/Room.
Seasoning (Number of Loan Payments including Cut-Off Date payment)	Recomputed by using the number of payments between and including the First Payment Date and the Cut-Off Date.
Remaining Term To Maturity/OPD (Mos)	Recomputed by using Original Term less Seasoning

Attachment B

Attribute	Calculation Methodology
Remaining Amortization Term (Mos)	Recomputed by using Amortization Term in months minus Seasoning in months.
Balloon/OPD LTV	For the Pari Passu Loan, recomputed by using the Whole Balloon Amount divided by Appraised Value. For the Non Pari Passu Loan, use Balloon Amount divided by Appraised Value.
Underwritten Net Cash Flow Debt Security Coverage Ratio (UW NCF DSCR)	For the Pari Passu Loan, use UW NCF divided by Total Pari Passu Annual Debt Service. For the Non Pari Passu Loan, use UW NCF divided by Annual Debt Service.
Cut-off LTV (%)
If the Pari Passu characteristic is ‘Yes’ (the “Pari Passu Loan”), use Whole Cut-off amount divided by Appraised Value. If the Pari Passu characteristic is ‘N’, (the “Non Pari Passu Loan”), use Cut-off Date Balance divided by Appraised Value.

Remaining Prepayment Restrictions	Recomputed using attributes "Remaining Lockout Term", "Remaining Defeasance Term", "Remaining Yield Maintenance Term", "Non-Penatly Open Period" and "Cut-off Date".
YR0 (U/W) Adjusted NOI (UW NOI + UW Replacement/FFE Reserves)	Recomputed using Year 0 (U/W) Net Operating Income plus Year 0 (U/W) Replacement Reserves (or FF& E for Hotel)
Adjusted Underwritten NOI DSCR (UW NOI + U/W Replacement/FFE Reserves / Annual Debt Service)
For the Pari Passu recomputed using Year 0 Adjusted NOI divided by the Total Pari Passu Annual Debt Service.

For the Non Pari Passu Loan, recomputed using Year 0 Adjusted NOI divided by Annual Debt Service

Defeasance Period (expressed as # of payment dates, excluding Maturity Date)	Recomputed using the number of payments between and including the Defeasance End Date and the Interest Adjustment Date minus Lockout Remaining.
Yield Maintenance Period (expressed as # of payment dates, excluding Maturity Date)	Recomputed using number of payments between and including the Yield Maintenance End Date and the Interest Adjustment Date minus Lockout Remaining.
Remaining Lockout Term	Recomputed using the number of payments between and including the Lockout End Date and the Cut-Off Date.
Remaining Yield Maintenance Term	Recomputed using the number of payments between and including the Yield Maintenance End Date and the Cut-Off Date minus Lockout Remaining.
Remaining Defeasance Term	Recomputed using number of payments between and including the Defeasance End Date and the Cut-Off Date minus Lockout Remaining.

Attachment B

Attribute	Calculation Methodology
Cut-Off Adjusted NOI Debt Yield
For the Pari Passu Loan, recomputed using the Adjusted Underwritten NOI DSCR (UW NOI + U/W Replacement or Furniture, Fixtures, Equipment Reserves / Annual Debt Service) divided by the Total Pari Passu Cut-Off Date Balance.

For the Non Pari Passu Loan, recomputed using the Adjusted Underwritten NOI DSCR (UW NOI + U/W Replacement/Furniture, Fixtures, Equipment Reserves / Annual Debt Service) divided by the Cut-Off Date Balance.

Cut-Off NCF Debt Yield
For the Pari Passu Loan, recomputed using the Year 0 (UW) Net Cash Flow divided by the Total Pari Passu Cut-Off Date Balance.

For the Non Pari Passu Loan, recomputed using the YR0 (UW) Net Cash Flow divided by the Cut-Off Date Balance.

Implied Cap Rate Based on U/W NCF and Appraised Value	Recomputed using Year 0 (UW) Net Cash Flow and dividing by the Reconciled Appraised Value.
Whole Loan Cut-Off Balance
For the Pari Passu loan recomputed using the Total Pari Passu, Amortization Description, Daycount, Cut-Off Date (Paid Through Date), Interest Only Period in months, First Payment Date, Semi-Annual, not in advance Interest Rate and Total Pari Passu Monthly Payment Amount. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments/other unscheduled collections.

For the Non Pari Passu loan equals the Cut-Off Date Balance.

Whole Loan Balloon Balance
For the Pari Passu loan recomputed using the Total Pari Passu, Amortization Description, Daycount, Optional Prepayment in Months (OPD Months), Interest Only Period (months), First Payment Date, Semi-Annual, not in advance Interest Rate and Total Pari Passu Monthly Payment Amount. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments/other unscheduled collections.

For the Non Pari Passu loan equals the Balloon Amount.

Pooled Loan Amount	For the Pari Passu loan recomputed by multiplying the Pari Passu % with Total Pari Passu Amount. Not applicable for the Non Pari Passu loan.
Pooled Cut-Off Balance	For the Pari Passu loan recomputed by multiplying the Pari Passu % with Total Pari Passu Cut-off Balance Not applicable for the Non Pari Passu loan.
Pooled Loan Balloon Balance	For the Pari Passu loan recomputed by multiplying the Pari Passu % with Total Pari Passu Balloon Balance . Not applicable for the Non Pari Passu loan.
Pooled Loan Monthly Payment	For the Pari Passu loan recomputed by multiplying the Pari Passu % with Total Pari Passu Monthly Payment Not applicable for the Non Pari Passu loan.

Attachment B

Attribute	Calculation Methodology
Non-Pooled Loan Amount	For the Pari Passu loan recomputed using the difference of the Total Pari Passu Amount and the Pooled Loan Amount. Not applicable for the Non Pari Passu loan.
Non-Pooled Cut-Off Balance	For the Pari Passu loan recomputed using the difference of the Total Pari Passu Cut-Off Balance and the Pooled Cut-Off Balance. Not applicable for the Non Pari Passu loan.
Non-Pooled Loan Balloon Balance	For the Pari Passu loan recomputed using the difference of the Total Pari Passu Balloon Balance and the Pooled Loan Balloon Balance. Not applicable for the Non Pari Passu loan.
Non-Pooled Loan Monthly Payment	For the Pari Passu loan recomputed using the difference of the Total Pari Passu Monthly Payment and the Pooled Loan Monthly Payment. Not applicable for the Non Pari Passu loan.
NCF Debt Yield at Origination	For the Pari Passu Loan, use Year 0 (UW) Net Cash Flow divided by the Total Pari Passu Amount. For the Non Pari Passu Loan, use Year 0 (UW) Net Cash Flow divided by the Loan Amount